Note 15 - Income Taxes (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2018
Deferred tax assets
Non-capital loss carry-forwards			$ 13,031,063	$ 11,847,710
Book and tax basis differences on assets and liabilities			1,151,545	1,041,360
Other			1,514,224	2,884,013
Investment tax credit			3,759,118	3,354,760
Share issuance cost			813,208	1,152,750
Undeducted research and development expenditures			5,366,539	4,870,130
Capital loss carryforwards			322,983	326,060
Gross deferred tax assets			25,958,680	25,476,783
Deferred tax liabilities
Unrealized foreign exchange gain			(279,062)	(282,138)
Convertible debentures			(14,627)	(15,805)
Gross deferred tax liabilities			(293,689)	(297,943)
Valuation allowances for deferred tax assets			(25,664,991)	(25,178,840)
Net deferred tax assets	$ 0	$ 0	$ 0	$ 0
Balance at the beginning of the year	0	0
Recognized in profit/loss	(11,042)	0
Recognized in shareholders' equity	11,042	0
Balance at the end of the year	$ 0	$ 0